Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net income attributable to Arcos Dorados Holdings Inc.	$ 148,759	$ 181,274	$ 140,343